U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before preparing Form.
	Please print or type.



1.	Name and address of issuer:

TIAA-CREF Life Separate Account VLI-1
730 Third Avenue
      New York, NY 10017-3206

2.	The name of each series or class of securities for which this
	Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
	list series or classes:		?


3.	Investment Company Act File Number: 811-10393

      Securities Act File Number: 333-151910

4(a)	Last day of fiscal year for which this Form is filed:

     December 31, 2015

4(b)	?	Check box if this notice is being filed late(i.e., more
		than 90 calendar days after the end of the issuer's fiscal
		year). (See Instruction A.2)

Note:	If the Form is being filed late, interest must be paid
	on the registration fee due.

4(c)	?	Check box if this is the last time the issuer will be
			filing this Form.


5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f):	$53,381,606

    (ii)	Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:			$(28,547,657)

    (iii)	Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 11, 1995
            that were not previously used to
            reduce registration fees payable
            to the Commission:			$  -0-

    (iv)	Total available redemption credits
            [Add items 5(ii) and 5(iii)]:	$(28,547,657)

    (v)	Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:	$24,833,949

    (vi)	Redemption credits available for
            use in future years			$   -0-
            - if Item 5(i) is less than Item
            5(iv) [subtract Item 5(iv) from
            Item 5(i)]:

    (vii)	Multiplier for determining registra-
            tion fee (See Instruction C.9):	x.0001007

    (viii)Registration fee due [multiply
            Item 5(v) by Item 5(vii)] (enter
            "0" if no fee is due):	=$2,500.78


6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted
here:      -0-    .  If there is a number of shares or other
units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
years, then state that number here:      -0-     .

7.	Interest due - if this Form is being filed more than 90 days
	after the end of the issuer's fiscal year (see Instruction D):

	+$    -0-

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:

	=$2,500.78

9.	Date the registration fee and any interest payment was sent to
	the Commission's lockbox depository:

            March 23, 2016	CIK#:0001141687

            Method of Delivery:

                              ?	Wire Transfer
                              ?	Mail or other means

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*
                                 /s/Austin Wachter
                                    Austin Wachter
                                    VP, Funds Treasurer



Date	 March 21, 2016

*	Please print the name and title of the signing officer
	below the signature.